Prepaid expense and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expense and other current assets
	December 31, 2021	December 31, 2020
Deferred transaction costs	$4,688	$—
Other prepaid expenses	1,153	83
Payroll tax receivable	980	980
Prepaid insurance	162	68
Prepaid rent	11	2
Other current assets	4	1
Total prepaid expense and other current assets	$6,998	$1,134